Split-Off Of Axis Business	12 Months Ended
Dec. 31, 2013
Split-Off Of Axis Business [Abstract]
Split-Off Of Axis Business

23.Split-off of Axis Business

On March 14, 2011, effective as of March 16, 2011, the Company’s Board of Directors approved the split-off of certain subsidiaries of the Company that operate the distribution centers in Argentina, Chile, Colombia, Mexico and Venezuela (the “Axis Business”). The split-off was performed through the redemption of 41,882,966 shares (25,129,780 class A shares and 16,753,186 class B shares). As consideration for the redemption, the Company transferred to its shareholders its equity interests in the operating subsidiaries of the Axis Business totaling a net book value of $15,428 and an equity contribution that was made to the Axis holding company amounting to $29,830. This transaction did not have a material impact on the Company’s consolidated financial statements.

Presented below is supplemental information about the net assets of the Axis Business that were deconsolidated as a result of the split-off:

2011
Cash and cash equivalents ...............................................................................................................	$35,425
Other receivables...............................................................................................................................	33,506
Inventories.........................................................................................................................................	27,686
Prepaid expenses and other current assets.......................................................................................	3,211
Property and equipment, net .................................................................................................................	10,190
Deferred income taxes .........................................................................................................................	4,225
Accounts payable.................................................................................................................................	(53,868)
Income taxes payable...........................................................................................................................	(1,181)
Other taxes payable...............................................................................................................................	(2,148)
Accrued payroll and other liabilities.........................................................................................................	(8,479)
Intercompany payable...........................................................................................................................	(3,309)
Net book value.....................................................................................................................................	$45,258